Summary of Significant Accounting Policies - Deferred Commissions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Amortization period							4 years
Beginning balance	$ 13,670	$ 11,033	$ 11,033	$ 6,354	$ 2,121
Additions to deferred commissions	1,536	1,298	9,060	9,981	7,693
Amortization of deferred commissions	(2,102)	(1,396)	(6,423)	(5,302)	(3,460)
Ending balance	13,104	10,935	13,670	11,033	6,354
Deferred commissions, current						$ 5,303	$ 5,814	$ 3,831	$ 3,746	$ 1,858
Deferred commissions, noncurrent						7,801	7,856	7,104	7,287	4,496
Total deferred commissions	$ 13,104	$ 10,935	11,033	11,033	2,121	$ 13,104	$ 13,670	$ 10,935	$ 11,033	$ 6,354
Advertising expenses			$ 1,900	$ 1,500	$ 1,200